Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 21, 2014	Mar. 01, 2013	Dec. 31, 2013	Mar. 31, 2013	Oct. 31, 2014	Jan. 20, 2014	Feb. 28, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues	$ 0		$ 1,578,308							$ 0	$ 4,343,391	$ 5,909,375	$ 8,883,202
Sale price of assets to affiliates														30,000,000	6,100,000
Gain on sale, net of income taxes	(277,562)		(233,889)							9,093,268	3,448,270	3,391,451	0
Net income per share from discontinued operations, diluted (in dollars per share)	$ (0.02)	$ 0.03	$ 0.01	$ 0.01	$ 0.29	$ 0.03	$ 0.04	$ 0.03	$ 0.03	$ 0.61	$ 0.30	$ 0.33	$ 0.13
Sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group accounted percentage of revenue and cost of revenue												12.00%
Cost of Revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group accounted percentage of revenue and cost of revenue												10.00%
Medical Shape Sensing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Group accounted percentage of cost of revenue accounted to revenue cost												9.00%
Sale price of assets to affiliates														30,000,000
Cash consideration received at closing														12,000,000
Current assets related to disposal group		200,000										200,000				200,000
Long-term assets related to disposal group		200,000										200,000				200,000			300,000
Transaction costs incurred related to disposal group sales														1,300,000
Cash consideration received in future tied to achievement of technical specifications														8,000,000
Cash consideration received in future, potential future royalties														10,000,000
Medical Shape Sensing Business | Sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group accounted percentage of revenue and cost of revenue												12.00%
Secure Computing and Communications Group (SCC)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Escrow deposits related to SCC group sales																125,000
Escrow release period																18 months
Sublease income										106,000							400,000
Group accounted percentage of cost of revenue accounted to revenue cost													20.70%
Net revenues												1,700,000
Sale price of assets to affiliates															6,100,000
Employees of disposal group transferred to purchaser															20
Current assets related to disposal group																				200,000
Long-term assets related to disposal group																				100,000
Purchase price receivable on sale of disposal group		110,000										110,000			5,400,000	110,000
Purchase price received from escrow																475,000
Transaction costs incurred related to disposal group sales															900,000
Gain on sale, net of income taxes												3,300,000
Net income per share from discontinued operations, diluted (in dollars per share)												$ 0.23
Secure Computing and Communications Group (SCC) | Sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group accounted percentage of revenue and cost of revenue													18.50%
Subsequent Event | Medical Shape Sensing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of assets to affiliates														30,000,000
Cash consideration received at closing														6,000,000
Cash consideration received within 90 days of closing														6,000,000
Period after closing, which additional cash payments received														90 days
Cash consideration received in future tied to achievement of milestones and royalties														18,000,000
Employees of disposal group transferred to purchaser														10
Subsequent Event | Secure Computing and Communications Group (SCC)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price received from escrow																		$ 125,000